CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Total	Common Stock	Additional Paid in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Net Investment from Western Digital Corporation
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net transfers to Western Digital Corporation, including spin-off-related adjustments	$ (922)
Net transfers to Western Digital Corporation, including spin-off-related adjustments	376
Ending balance (shares) at Jun. 30, 2023		0
Ending balance at Jun. 30, 2023	11,439	$ 0	$ 0	$ 0	$ (343)	$ 11,782
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	(518)	$ 0	0	0		(518)
Foreign currency translation adjustment	(16)				(16)
Net unrealized gain (loss) on derivative contracts	(39)				(39)
Stock-based compensation	40					40
Shares Granted, Value, Share-Based Payment Arrangement, after Forfeiture	19					19
Ending balance (shares) at Sep. 29, 2023		0
Ending balance at Sep. 29, 2023	10,925	$ 0	0	0	(398)	11,323
Beginning balance at Jun. 30, 2023	11,439	$ 0	0	0	(343)	11,782
Beginning balance (shares) at Jun. 30, 2023		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	(792)
Foreign currency translation adjustment	(21)
Ending balance (shares) at Mar. 29, 2024		0
Ending balance at Mar. 29, 2024	10,939	$ 0	0	0	(400)	11,339
Beginning balance at Jun. 30, 2023	11,439	$ 0	0	0	(343)	11,782
Beginning balance (shares) at Jun. 30, 2023		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net transfers to Western Digital Corporation, including spin-off-related adjustments	275
Ending balance (shares) at Jun. 28, 2024		0
Ending balance at Jun. 28, 2024	11,082	$ 0	0	0	(452)	11,534
Beginning balance at Sep. 29, 2023	10,925	$ 0	0	0	(398)	11,323
Beginning balance (shares) at Sep. 29, 2023		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	(301)					(301)
Foreign currency translation adjustment	24				24
Net unrealized gain (loss) on derivative contracts	59				59
Stock-based compensation	37					37
Net transfers to Western Digital Corporation, including spin-off-related adjustments	152					152
Ending balance (shares) at Dec. 29, 2023		0
Ending balance at Dec. 29, 2023	10,896	$ 0	0	0	(315)	11,211
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	27					27
Foreign currency translation adjustment	(29)				(29)
Net unrealized gain (loss) on derivative contracts	(56)				(56)
Stock-based compensation	38					38
Net transfers to Western Digital Corporation, including spin-off-related adjustments	63					63
Ending balance (shares) at Mar. 29, 2024		0
Ending balance at Mar. 29, 2024	10,939	$ 0	0	0	(400)	11,339
Beginning balance at Jun. 28, 2024	11,082	$ 0	0	0	(452)	11,534
Beginning balance (shares) at Jun. 28, 2024		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	211	$ 0	0	0	0	211
Foreign currency translation adjustment	43				43	0
Net unrealized gain (loss) on derivative contracts	166				166	0
Stock-based compensation	41				0	41
Net transfers to Western Digital Corporation, including spin-off-related adjustments	583				0	583
Ending balance (shares) at Sep. 27, 2024		0
Ending balance at Sep. 27, 2024	12,126	$ 0	0	0	(243)	12,369
Beginning balance at Jun. 28, 2024	11,082	$ 0	0	0	(452)	11,534
Beginning balance (shares) at Jun. 28, 2024		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	(1,618)
Foreign currency translation adjustment	(11)
Ending balance (shares) at Mar. 28, 2025		145,000,000
Ending balance at Mar. 28, 2025	9,161	$ 1	11,227	(1,761)	(306)	0
Beginning balance at Sep. 27, 2024	12,126	$ 0	0	0	(243)	12,369
Beginning balance (shares) at Sep. 27, 2024		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	104					104
Foreign currency translation adjustment	(78)				(78)	0
Net unrealized gain (loss) on derivative contracts	(107)				(107)	0
Stock-based compensation	48				0	48
Net transfers to Western Digital Corporation, including spin-off-related adjustments	(92)				(6)	(86)
Ending balance (shares) at Dec. 27, 2024		0
Ending balance at Dec. 27, 2024	12,001	$ 0	0	0	(434)	12,435
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	(1,933)			(1,761)		(172)
Foreign currency translation adjustment	24				24
Net unrealized gain (loss) on derivative contracts	108				108
Stock-based compensation	44		20			24
Shares Granted, Value, Share-Based Payment Arrangement, after Forfeiture	(7)		$ (7)
Net transfers to Western Digital Corporation, including spin-off-related adjustments	$ (1,076)				(4)	$ (1,072)
Issuance of common stock and reclassification of net transfers from Western Digital Corporation (in shares)		$ 145
Issuance of common stock and reclassification of net transfers from Western Digital Corporation	0	1,000,000	11,214,000,000			(11,215,000,000)
Ending balance (shares) at Mar. 28, 2025		145,000,000
Ending balance at Mar. 28, 2025	$ 9,161	$ 1	$ 11,227	$ (1,761)	$ (306)	$ 0